Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2021	December 31, 2020
Building	$4,063,587	$1,828,092
Office equipment	460,525	449,246
Vehicle	35,213	34,351
Less: accumulated depreciation	(636,239)	(313,928)
	$3,923,086	$1,997,761